Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	RSOL
Entity Registrant Name	Real Goods Solar, Inc.
Entity Central Index Key	0001425565
Entity Filer Category	Smaller Reporting Company